Equity (Schedule of Stock Option Activity) (Details) - $ / shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Number of Options
Balance, beginning	2,551,743
Exercised	(109,345)	(17,402)
Forfeited	(113,403)
Balance, ending	2,328,995
Exercisable	1,550,336
Weighted Average Exercise Price
Balance, beginning	$ 30.82
Exercised	20.32
Forfeited	25.81
Balance, ending	31.56
Exercisable	$ 36.93